Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Cash and Cash Equivalents

	2017	2016
Checking and saving accounts	$145,283	$173,943
Time deposits of no more than ninety days	30,000	57,500
Overnight deposits	63,157	99,933
Cash on hand	352	311

	$238,792	$331,687